Other Liabilities	12 Months Ended
Mar. 31, 2014
Other Liabilities

(10) Other Liabilities

Other liabilities at March 31, 2013 and 2014 consist of the following:

	Yen (millions)
	2013	2014
Accrued liabilities for product warranty, excluding current portion	¥104,584	¥114,927
Pension and other postretirement benefits	622,462	445,350
Deferred income taxes	615,879	706,662
Other	287,160	296,299

Total	¥1,630,085	¥1,563,238